JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 95.5%
Alternative Assets — 2.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	8,452,958	131,443,495

Fixed Income — 56.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	132,086,535	1,585,038,424
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	58,351,584	497,155,497
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	12,334,648	101,144,116
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	11,754,829	96,977,338
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	8,976,815	81,599,247
JPMorgan High Yield Fund Class R6 Shares (a)	50,278,776	362,509,978
JPMorgan Income Fund Class R6 Shares (a)	4,456,562	42,961,256
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	21,110,594	216,172,486
JPMorgan Managed Income Fund Class L Shares (a)	826,254	8,303,856
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	11,594,704	111,309,156

Total Fixed Income		3,103,171,354

International Equity — 14.4%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	3,297,765	40,793,355
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	4,905,784	145,505,552
JPMorgan International Advantage Fund Class R6 Shares (a)	8,006,141	159,162,084
JPMorgan International Equity Fund Class R6 Shares (a)	15,711,558	267,724,946
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	9,914,565	174,397,206

Total International Equity		787,583,143

U.S. Equity — 21.8%
JPMorgan Equity Income Fund Class R6 Shares (a)	14,761,205	273,082,285
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	1,668,320	38,021,003
JPMorgan Intrepid America Fund Class R6 Shares (a)	27,466	1,025,597
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	1,638,577	83,813,211
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	491,583	28,747,767
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,072,957	20,557,863
JPMorgan Small Cap Value Fund Class R6 Shares (a)	942,535	23,827,280
JPMorgan U.S. Equity Fund Class R6 Shares (a)	29,441,617	472,537,954
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	8,310,240	231,440,182
JPMorgan Value Advantage Fund Class R6 Shares (a)	386,799	13,975,050

Total U.S. Equity		1,187,028,192

TOTAL INVESTMENT COMPANIES (Cost $4,655,002,084)		5,209,226,184

EXCHANGE-TRADED FUNDS — 1.8%
Fixed Income — 1.8%
iShares TIPS Bond ETF (Cost $93,624,499)	837,540	97,397,528

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $8,963,730)	8,980,000	8,982,455

	Shares
SHORT-TERM INVESTMENTS — 3.4%
INVESTMENT COMPANIES — 3.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (c) (Cost $186,574,985)	186,574,985	186,574,985

Total Investments — 100.9% (Cost $4,944,165,298)		5,502,181,152
Liabilities in Excess of Other Assets — (0.9)%		(46,683,695)

Net Assets — 100.0%		5,455,497,457

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Security
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	1,354	12/2019	USD	49,867,820	438,684
Russell 2000 E-Mini Index	173	12/2019	USD	13,183,465	(338,161)
U.S. Treasury 10 Year Note	343	12/2019	USD	44,697,188	(223,169)

					(122,646)

Short Contracts
EURO STOXX 50 Index	(752)	12/2019	EUR	(29,117,876)	(405,129)
MSCI EAFE E-Mini Index	(138)	12/2019	USD	(13,095,510)	24,584
MSCI Emerging Markets E-Mini Index	(852)	12/2019	USD	(42,668,160)	606,116
S&P 500 E-Mini Index	(115)	12/2019	USD	(17,117,750)	95,332

					320,903

					198,257

Abbreviations

EAFE	Europe, Australasia, and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,493,198,696	$8,982,455	$—	$5,502,181,151

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,164,716	$—	$—	$1,164,716

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(561,330)	$(405,129)	$—	$(966,459)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,556,847,833	$11,422,015	$11,074,226	$190,333	$27,652,469	$1,585,038,424	132,086,535	$11,422,016	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	611,238,968	4,553,260	126,966,872	4,061,727	4,268,414	497,155,497	58,351,584	4,553,260	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	51,691,883	—	8,379,439	400,725	(2,919,814)	40,793,355	3,297,765	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	99,742,831	1,286,735	—	—	114,550	101,144,116	12,334,648	1,286,736	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	132,147,254	15,906,920	—	—	(2,548,622)	145,505,552	4,905,784	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	108,725,183	1,141,588	13,430,521	(439,012)	980,100	96,977,338	11,754,829	1,141,589	—
JPMorgan Equity Income Fund Class R6 Shares (a)	126,420,227	143,675,038	—	—	2,987,020	273,082,285	14,761,205	962,513	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	93,257,264	1,090,301	12,263,363	(376,920)	(108,035)	81,599,247	8,976,815	1,090,301	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	170,151,242	—	131,711,876	82,078,543	(82,496,906)	38,021,003	1,668,320	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	452,852,202	6,065,503	95,413,399	(1,893,526)	899,198	362,509,978	50,278,776	6,065,504	—
JPMorgan Income Fund Class R6 Shares (a)	42,018,609	544,955	—	—	397,692	42,961,256	4,456,562	544,906	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	214,823,892	1,350,913	—	—	(2,319)	216,172,486	21,110,594	1,350,913	—
JPMorgan International Advantage Fund Class R6 Shares (a)	234,127,717	—	70,494,165	4,367,064	(8,838,532)	159,162,084	8,006,141	—	—
JPMorgan International Equity Fund Class R6 Shares (a)	258,582,853	13,481,325	—	—	(4,339,232)	267,724,946	15,711,558	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	167,000,088	8,656,159	—	—	(1,259,041)	174,397,206	9,914,565	—	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	1,020,927	—	—	—	4,670	1,025,597	27,466	—	—
JPMorgan Managed Income Fund Class L Shares (a)	45,487,587	215,970	37,399,799	147,728	(147,630)	8,303,856	826,254	212,072	—
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	84,239,241	—	—	—	(426,030)	83,813,211	1,638,577	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	135,591,311	705,769	14,871,749	2,435,918	7,582,246	131,443,495	8,452,958	705,768	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	85,839,542	25,197,050	—	—	272,564	111,309,156	11,594,704	670,322	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	28,757,598	—	—	—	(9,831)	28,747,767	491,583	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	30,479,964	—	9,015,333	2,491,542	(3,398,310)	20,557,863	1,072,957	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	25,277,316	74,856	1,440,844	37,584	(121,632)	23,827,280	942,535	74,857	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	352,106,071	120,425,213	—	—	6,670	472,537,954	29,441,617	1,325,274	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	40,797,442	516,717,290	370,939,747	—	—	186,574,985	186,574,985	551,062	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	280,069,088	947,624	52,117,018	16,124,203	(13,583,715)	231,440,182	8,310,240	947,624	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	148,938,009	—	136,367,794	68,511,508	(67,106,673)	13,975,050	386,799	—	—

Total	$5,578,232,142	$873,458,484	$1,091,886,145	$178,137,417	$(142,140,729)	$5,395,801,169		$32,904,717	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.